Share Capital - Schedule of Classes of Share Capital (Details) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 26,148		¥ 43,678	¥ 37,772	¥ 26,148
Issuance of ordinary shares	¥ 803	$ 123		12	2,433
Issuance of ordinary shares upon initial public offering					3,496
Shares held for share award schemes			(47)	(31)
Ending balance			52,731	¥ 43,678	¥ 37,772
Repurchase of shares			¥ (134)
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares	2,970,573,050	2,970,573,050	3,355,065,938	3,265,986,486	2,970,573,050
Issuance of ordinary shares | shares				280,512	97,381,238
Issuance of puttable ordinary shares | shares					24,757,517
Issuance of ordinary shares upon initial public offering | shares					82,059,658
Number of shares allotted and issued for share award schemes | shares			30,077,800	88,798,940
Balance, shares | shares			3,385,143,738	3,355,065,938	3,265,986,486
Beginning balance	¥ 2		¥ 2	¥ 2	¥ 2
Ending balance			2	2	¥ 2
Share Capital | UEC
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares | shares					23,084,008
Share Capital | Musical Label Partners
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares | shares					68,131,015
Additional Paid-In Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 23,915		34,425	33,776	¥ 23,915
Issuance of ordinary shares				12	2,433
Issuance of ordinary shares upon initial public offering					3,496
Value of employee service			619	637
Ending balance			35,044	34,425	33,776
Additional Paid-In Capital | UEC
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares					1,027
Additional Paid-In Capital | Musical Label Partners
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares					¥ 2,905
Shares Held for Share Award Schemes
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(31)
Shares held for share award schemes			(47)	(31)
Ending balance			(78)	¥ (31)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance			(134)
Repurchase of shares			¥ (134)